Commitment and Contingencies - Additional Information (Detail)	1 Months Ended		12 Months Ended
	May 31, 2020 ft²	Sep. 30, 2019 USD ($)	Dec. 31, 2020 USD ($)	Jun. 30, 2021 ft²
Commitments And Contingencies [Line Items]
Operating lease option to extend		renewal options at the election of the Company to renew or extend the lease
Operating lease existence of option to extend [true false]		true
Purchase Commitments
Commitments And Contingencies [Line Items]
Non-cancellable purchase commitments within next 12 months			$ 46,500,000
Purchase commitment descriptions			payment within the next 12 months
San Jose, CA
Commitments And Contingencies [Line Items]
Tenant improvement allowance		$ 2,000,000
Operating lease commencement month and year		2020-04
Operating lease expiration month and year		2027-03
Mexico
Commitments And Contingencies [Line Items]
Operating lease commencement month and year	2020-05
Operating lease expiration month and year	2026-08
Area of lease | ft²	48,437
Operating lease option to extend	renewal options at the election of the Company to renew or extend the lease
Operating lease existence of option to extend [true false]	true
Mexico | Forecast
Commitments And Contingencies [Line Items]
Area of lease | ft²				38,750
Standby Letters of Credit | San Jose, CA
Commitments And Contingencies [Line Items]
Letter of credit issued in lieu of a cash security deposit			$ 300,000
Standby Letters of Credit | Mexico
Commitments And Contingencies [Line Items]
Letter of credit issued in lieu of a cash security deposit			$ 3,000,000